FINANCIAL INSTRUMENTS (Details 6) $ in Thousands	6 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Changes In Level 3 Financial Liabilities [Line Items]
Closing balance as of December 31, 2018	$ 13,664
Level 3
Disclosure Of Changes In Level 3 Financial Liabilities [Line Items]
Closing balance as of June 29, 2018	11,989
Loss (Gain) recognized in profit or loss during 2018	(1,085)
Currency translation difference	(301)
Closing balance as of December 31, 2018	10,603
Derivative Financial Instrument - warrants | Level 3
Disclosure Of Changes In Level 3 Financial Liabilities [Line Items]
Closing balance as of June 29, 2018	6,531
Loss (Gain) recognized in profit or loss during 2018	(2,791)
Currency translation difference	(112)
Closing balance as of December 31, 2018	3,628
Derivative Financial Instrument - price protection mechanism | Level 3
Disclosure Of Changes In Level 3 Financial Liabilities [Line Items]
Closing balance as of June 29, 2018	5,458
Loss (Gain) recognized in profit or loss during 2018	1,706
Currency translation difference	(189)
Closing balance as of December 31, 2018	$ 6,975